Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Statement Of Cash Flows Disclosure [Abstract]
Statements of detailed information of cash flow
2022 2021
Changes in non-cash working capital:
Accounts receivable $ 99,601 $ (75,678)
Inventories (162,858) 300,307
Supplies and prepaid expenses (63,500) (5,908)
Accounts payable and accrued liabilities 16,401 91,757
Reclamation payments (28,492) (19,542)
Other 19,417 (3,683)
Total $ (119,431) $ 287,253

Reconciliation of liabilities arising from financing activities
Long-term Interest Lease Dividends Share
debt payable obligation payable capital Total
Balance at January 1, 2022 $ 996,250 $ 3,558 $ 4,872 $ - $ 1,903,357 $ 2,908,037
Changes from financing cash flows:
Dividends paid - - - (51,895) - (51,895)
Interest paid - (38,531) (325) - - (38,856)
Lease principal payments - - (2,908) - - (2,908)
Shares issued, stock option plan - - - - 9,632 9,632
Issuance of shares [note 17] - - - - 953,285 953,285
Total cash changes - (38,531) (3,233) (51,895) 962,917 869,258
Non-cash changes:
Amortization of issue costs 750 - - - - 750
Dividends declared - - - 51,895 - 51,895
Interest expense - 38,984 325 - - 39,309
Right-of-use asset additions - - 7,853 - - 7,853
Other - - (523) - - (523)
Shares issued, stock option plan - - - - 2,469 2,469
Issuance of shares, deferred tax [note 17] - - - - 11,593 11,593
Foreign exchange - - (7) - - (7)
Total non-cash changes 750 38,984 7,648 51,895 14,062 113,339
Balance at December 31, 2022 $ 997,000 $ 4,011 $ 9,287 $ - $ 2,880,336 $ 3,890,634